Fair Value Measurements and Disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The only assets and liabilities measured at fair value on a recurring basis are our securities available-for-sale. There were no transfers between levels during the period. Information related to the Company’s assets and liabilities measured at fair value on a recurring basis at June 30, 2019 and December 31, 2018 is as follows: (amounts in thousands)

	Fair Value Measurements At Reporting Date Using:
June 30, 2019	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Securities available-for-sale:
Residential mortgage -backed	$109,638	$—	$109,638	$—
U.S. government sponsored enterprises	51,407	—	51,407	—
State, county, and municipal	57,313	—	57,313	—
Corporate debt obligations	2,128	—	2,128	—

Totals	$220,486	$—	$220,486	$—

	Fair Value Measurements At Reporting Date Using:
December 31, 2018	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Securities available-for-sale:
Residential mortgage -backed	$104,933	$—	$104,933	$—
U.S. government sponsored enterprises	63,922	—	63,922	—
State, county, and municipal	57,160	—	57,160	—
Corporate debt obligations	2,615	—	2,615	—

Totals	$228,630	$—	$228,630	$—

The table below presents the recorded amount of assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017. There were no transfers between levels during 2018 or 2017 (in thousands).

	Fair Value Measurements At Reporting Date Using:
December 31, 2018:	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Securities available-for-sale:
Residential mortgage-backed	$104,933	$—	$104,933	$—
U.S. government agencies	63,922	—	63,922	—
State, county, and municipal	57,160	—	57,160	—
Corporate obligations	2,615	—	2,615	—

Totals	$228,630	$—	$228,630	$—

	Fair Value Measurements At Reporting Date Using:
December 31, 2017:	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Securities available-for-sale:
Residential mortgage-backed	$122,972	$—	$122,972	$—
U.S. government agencies	12,999	—	12,999	—
State, county, and municipal	55,501	—	55,501	—
Corporate obligations	1,817	—	1,817	—

Totals	$193,289	$—	$193,289	$—

Schedule of Fair Value, Assets Measured on Non-Recurring Basis

Assets measured at fair value on a nonrecurring basis are included in the table below as of June 30, 2019 and December 31, 2018 (amounts in thousands):

	Fair Value Measurements At Reporting Date Using:
June 30, 2019	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$4,182	$—	$—	$4,182
Foreclosed assets	277	—	—	277

Totals	$4,459	$—	$—	$4,459

December 31, 2018	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$3,782	$—	$—	$3,782
Foreclosed assets	496	—	—	496

Totals	$4,278	$—	$—	$4,278

period. Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2018 and 2017 (in thousands).

	Fair Value Measurements At Reporting Date Using:
December 31, 2018:	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$3,782	$—	$—	$3,782
Foreclosed assets	496	—	—	496

Totals	$4,278	$—	$—	$4,278

	Fair Value Measurements At Reporting Date Using:
December 31, 2017:	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$4,654	$—	$—	$4,654
Foreclosed assets	1,546	—	—	1,546

Totals	$6,200	$—	$—	$6,200

Summary of Estimated Fair Values Related to Carrying Values of Financial Instruments

The estimated fair values, and related carrying or notional amounts, of the Company’s financial instruments as of June 30, 2019 and December 31, 2018 are as follows (amounts in thousands):

		Estimated Fair Value
June 30, 2019	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$58,505	$58,505	$—	$—
Certificates of deposit in banks	5,683	—	5,683	—
Securities available-for-sale	220,486	—	220,486	—
Loans held-for-sale	6,005	—	6,005	—
Restricted equity securities	1,324	—	—	1,324
Loans receivable	741,822	—	747,839	4,182
Bank owned life insurance	20,843	—	20,843	—
Accrued interest receivable	3,422	—	3,422	—
Financial liabilities:
Deposits	957,370	—	930,511	—
Accrued interest payable	480	—	480	—
Securities sold under agreements to repurchase	7,149	—	7,149	—
Note payable	25,388	—	25,388	—

		Estimated Fair Value
December 31, 2018	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$47,507	$47,507	$—	$—
Certificates of deposit in banks	6,166	—	6,166	—
Securities available-for-sale	228,630	—	228,630	—
Loans held-for-sale	2,619	—	2,619	—
Restricted equity securities	1,941	—	—	1,941
Loans receivable	704,685	—	699,076	3,782
Bank owned life insurance	20,563	—	20,563	—
Accrued interest receivable	3,260	—	3,260	—
Financial liabilities:
Deposits	898,707	—	861,683	—
Accrued interest payable	462	—	462	—
Securities sold under agreements to repurchase	7,975	—	7,975	—
Federal Home Loan Bank advances	20,000	—	19,999	—
Note payable	26,963	—	26,963	—

The estimated fair values and related carrying values of the Company’s financial instruments at December 31, 2018 and 2017 were as follows (amounts in thousands):

		Estimated Fair Value
December 31, 2018:	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$47,507	$47,507	$—	$—
Certificates of deposit in banks	6,166	—	6,166	—
Securities available-for-sale	228,630	—	228,630	—
Restricted equity securities	1,941	—	—	1,941
Loans receivable	704,685	—	699,076	3,782
Loans held for sale	2,619	—	2,619	—
Bank owned life insurance	20,563	—	20,563	—
Accrued interest receivable	3,260	—	3,260	—
Financial liabilities:
Deposits	898,707	—	861,683	—
Accrued interest payable	462	—	462
Securities sold under agreements to repurchase	7,975	—	7,975	—
Federal Home Loan Bank advances	20,000		19,999
Federal funds purchased	—		—
Note payable	26,963	—	26,963	—

		Estimated Fair Value
December 31, 2017:	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$15,558	$15,558	$—	$—
Certificates of deposit in banks	5,214	—	5,214	—
Securities available-for-sale	193,289	—	193,289	—
Restricted equity securities	1,259	—	—	1,259
Loans receivable	542,240	—	536,701	4,654
Loans held for sale	3,858	—	3,858	—
Bank owned life insurance	19,991	—	19,991	—
Accrued interest receivable	2,499	—	2,499	—
Financial liabilities:
Deposits	699,861	—	675,871	—
Accrued interest payable	121		121
Securities sold under agreements to repurchase	13,865	—	13,865	—
Federal Home Loan Bank advances	10,000		9,997
Federal funds purchased	1,153	—	1,153	—
Note payable	5,357		5,357